Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [abstract]
Concentrate stockpiles	$ 2,594	$ 1,285
Ore stockpiles	4,144	2,659
Materials and supplies	11,015	9,628
Total current inventories	17,753	13,572
Cost of inventories recognised as expense during period	156,614	127,984
Inventory write-down	$ 985	$ 280